REVENUE (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Smelting and refining charges		$ (4,100)	$ (3,724)
Revenue from contracts with customers		260,348	198,205
Changes in fair value from provisional pricing		457	448
Total revenue	$ 132,974	260,805	198,653
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Smelting and refining charges		(69)	(200)
Revenue from contracts with customers		223,690	153,397
Total revenue		223,690	153,397
MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Smelting and refining charges		(4,031)	(3,524)
Revenue from contracts with customers		36,658	44,808
Changes in fair value from provisional pricing		457	448
Total revenue		37,115	45,256
Gold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		236,113	170,228
Gold [Member] | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		223,272	153,504
Gold [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		12,841	16,724
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		22,960	23,121
Silver [Member] | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		487	93
Silver [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		22,473	23,028
Lead [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		2,180	3,617
Lead [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		2,180	3,617
Zinc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		3,161	4,861
Zinc [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		3,161	4,861
Ore processing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		34	102
Ore processing revenue | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 34	$ 102